Revenue from Environmental Services	12 Months Ended
Dec. 31, 2019
Revenue from Environmental Services
Revenue from Environmental Services

20.         Revenue from Environmental Services

The Corporation recorded environmental services revenue for the years ending December 31, 2019 and 2018 as follows:

	2019	2018
Environmental services revenue
Fee for service	$20,463	$15,007
Fixed price agreements	8,743	4,873

	$29,206	$19,880